Document And Entity Information	0 Months Ended
Nov. 04, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	DELAWARE GROUP EQUITY FUNDS II
Central Index Key	0000027574
Amendment Flag	false
Document Creation Date	Nov. 04, 2013
Document Effective Date	Nov. 04, 2013
Prospectus Date	Mar. 29, 2013